FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		£ 484,858	£ 461,016
Debt securities		91,168	72,402
Asset-backed securities		24,491	42,338
		158,529	176,008
		21,373	26,124
Derivative financial instruments		23,595	25,474
Level 3 financial assets carried at fair value		206,939	230,810
Trading and other financial liabilities at fair value through profit or loss		30,547	50,935
Level 3 financial liabilities carried at fair value		51,920	77,001
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		444,177	455,253
		716
Derivative financial instruments		927
Trading and other financial liabilities at fair value through profit or loss		11
Level 3 of fair value hierarchy [member] | Favourable changes [Member] | Financial assets at fair value, class [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value		15,111	5,438
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value		727	804
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss	[1]
Financial liabilities at fair value through profit or loss, category [member] | Gross carrying amount [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss	[1]
Financial liabilities at fair value through profit or loss, category [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss		11
Financial liabilities at fair value through profit or loss, category [member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss	[1]
Derivative liabilities [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
		716	804
Derivative liabilities [Member] | Favourable changes [Member] | Interest rate volatility [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	716	804
Derivative liabilities [Member] | Unfavourable changes [Member] | Interest rate volatility [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		37,850	29,976
Debt securities		7,085	7,812
		158,529
Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments			(5)
Financial assets at fair value through profit or loss, category [member] | Earnings multiple [Member] | Market approach [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments			(65)
Financial assets at fair value through profit or loss, category [member] | Gross carrying amount [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		(371)
Financial assets at fair value through profit or loss, category [member] | Gross carrying amount [member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[2]	(57)
Financial assets at fair value through profit or loss, category [member] | Gross carrying amount [member] | Credit spreads [Member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities		(21)
Financial assets at fair value through profit or loss, category [member] | Gross carrying amount [member] | Earnings multiple [Member] | Market approach [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		(55)
Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		10,565
		13,917	3,686
Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1],[2]	523	50
Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member] | Credit spreads [Member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	[1]	274	11
Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member] | Earnings multiple [Member] | Market approach [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	1,657	1,879
Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		380
Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1],[2]	48	5
Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [Member] | Credit spreads [Member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	[1]	92
Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [Member] | Earnings multiple [Member] | Market approach [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	54	65
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		10,565
		13,917
Financial assets available-for-sale, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities			40,901
			42,098
Financial assets available-for-sale, category [member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments			(42)
Financial assets available-for-sale, category [member] | Gross carrying amount [member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		(2)
Financial assets available-for-sale, category [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
		267	696
Financial assets available-for-sale, category [member] | Favourable changes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	21	604
Financial assets available-for-sale, category [member] | Unfavourable changes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	2	83
Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
			696
Derivative assets [Member] | Interest rate volatility [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives			(3)
Derivative assets [Member] | Gross carrying amount [member] | Interest rate volatility [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		(5)
Derivative assets [Member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments		927	1,056
Derivative assets [Member] | Favourable changes [Member] | Interest rate volatility [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	927	1,056
Derivative assets [Member] | Unfavourable changes [Member] | Interest rate volatility [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	7	11
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Broker quotes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds			(76)
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Gross carrying amount [member] | Broker quotes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds		(45)
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member] | Broker quotes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds	[1]	898	1,746
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [Member] | Broker quotes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds	[1]	2	26
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Broker quotes [Member] | Lead manager [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities			(4)
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Gross carrying amount [member] | Broker quotes [Member] | Lead manager [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		(5)
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Favourable changes [Member] | Broker quotes [Member] | Lead manager [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]	246	£ 92
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Unfavourable changes [Member] | Broker quotes [Member] | Lead manager [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]	£ 3

[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	Underlying asset/net asset values represent fair value.